Summary of Long-Term Debt Maturities (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011
Summary of long-term debt matures
2012	$ 17,310
2013	33,735
2014	387,808
2015	1,012,595
2016	307,087
Later years	399,993
LAMAR MEDIA CORP
Summary of long-term debt matures
2012	17,310
2013	33,735
2014	387,808
2015	1,012,595
2016	307,087
Later years	$ 399,993